UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES
Investment  Company  Act  file  number          811-4204
                                                --------

PC&J  Preservation  Fund
     ------------------------
     (Exact  name  of  registrant  as  specified  in  charter)

120  West  Third  Street,  Suite  300,  Dayton,  Ohio  45402-1819
     -----------------------------------------------------------------
     (Address  of  principal  executive  offices)          (Zip  code)

PC&J Service Corp.,120 West Third Street, Suite 300, Dayton, OH  45402-1819
     --------------------------------------------------------------------------
     (Name  and  address  of  agent  for  service)

Registrant's  telephone  number,  including  area  code:     937-223-0600
                                                             ------------

Date  of  fiscal  year  end:          12-31-
                                      ------

Date  of  reporting  period:     12-31-2003
                                 ----------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information
under  the  clearance  requirements  of  44  U.S.C.   3507.

ITEM  1.  REPORTS  TO  STOCKHOLDERS.

                             PC&J PRESERVATION FUND

ANNUAL  REVIEW

Unaudited

INTRODUCTION
The PC&J Preservation Fund is a registered investment company under the Investment Company Act of 1940. The enclosed 2003 Annual Report is for your information and is provided to you in compliance with ongoing Securities and Exchange Commission regulations. Please give us a call if you have any questions.

MANAGEMENT  REVIEW  AND  ANALYSIS

Priming the pump worked. Eleven interest rate cuts, increased government spending and two rounds of tax cuts got the economy rolling in the third quarter of 2003. Statistically speaking, the recession ended in 2001 because consumer and government spending kept the growth rate in gross domestic spending positive. Realistically speaking, it wasn't until the third quarter's pick up in capital spending and manufacturing activity that economists could comfortably proclaim a recovery. For much of the year we worried about the consumer sector pulling in their reins before the business sector got out of the gate. An unexpected drop in interest rates in the summer produced another round of mortgage refinancing that gave consumers some additional purchasing power. This allowed them to hang in there, while businesses regrouped and finally began to release orders.

Average  Annual  Total  Returns

                        1 Yr.   5 Yrs   10 Yrs

Preservation Fund      2.63%    4.51%   5.30%

Lehman Index           4.67%    6.58%   6.87%

Treasury Bills (3mth)  1.01%    3.31%   4.21%

Looking at the beginning and ending points for the ten-year treasury yield you'd think it was a boring year for bond investors. On the contrary, interest rates began the year at levels not seen in 40 years and managed to go lower as investors worried we were not going to see the much anticipated recovery in capital spending, and mortgage financiers readied themselves for another refinancing round. Starting at 4.0 percent, ten-year treasuries dropped to 3.1 percent. Then just as quickly as they fell, they rose to a high of 4.6 percent, producing some wild swings in bond prices over the year. In the end, the ten-year treasury was up only 25 basis points, finishing 2003 at 4.25 percent.

Since rates ended the year only a bit higher than where they began, bond investors earned the income and didn't suffer the price erosion many of us expected with a recovery in the economy. The returns generally matched up with the maturity structures of the investments. The PC&J Preservation Fund, with a relatively short average maturity, provided a 2.6 percent return, which was higher than the return from short-term treasuries and lower than the longer-term Lehman Index.

Although the Federal Reserve continues to promise restraint and inflation remains subdued, we are concerned about a rise in rates and the harm that would do to bond prices. The slope of the yield curve measured by the 240 basis-point difference between the 2-year and 10-year treasuries supports an expanding economy. We believe this will lead to higher rates sooner rather than later. And from 2003's activity, we can see that these changes can happen very quickly. Looking out over a longer timeframe, the strategy of maintaining a lower risk posture than the Lehman Index, through a lower average duration, has led to returns that are more consistent over time.

Growth  of  $10,000  Investment

        PRESERVATION  LEHMAN G/C  TREASURY B
           GROWTH       GROWTH      GROWTH
1993        10,000      10,000      10,000
1994         9,760       9,660      10,390
1995        11,244      11,428      11,013
1996        11,553      11,736      11,598
1997        12,405      12,851      12,216
1998        13,441      14,136      12,839
1999        13,264      13,783      13,433
2000        14,504      15,416      14,241
2001        15,410      16,727      14,723
2002        16,332      18,573      14,955
2003        16,761      19,441      15,106

TOTAL RETURNS AND THE GROWTH OF A $10,000 INVESTMENT ARE BASED ON PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE PERFORMANCE. THE VALUE OF YOUR SHARES WILL FLUCTUATE AND MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST AT THE TIME OF REDEMPTION. THE RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

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PC&J  PRESERVATION  FUND
------------------------
SCHEDULE  OF  INVESTMENTS
DECEMBER  31,  2003


                                                PERCENT      YEARS
                                        OF NET        TO      PRINCIPAL   MARKET
SECURITY                                 ASSETS     MATURITY     AMOUNT    VALUE
------------------------------------  ----------  ----------  ----------  ------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS:

Maturity of 5 - 10  years:              11.7%
 Federal Home Loan Bks Step Up Note,
   4.250%, due 12-21-09                           6.00   $1,600,000  $1,625,024
 Federal National Mortgage Assn. Note,
   0.000%, due 07-19-11                           7.50      500,000     493,185

                                                                     2,118,209

Maturity of 10 - 20 years:              32.6
 Federal Home Loan Bks Step Up Note,
   4.000%, due 05-07-15                          11.25      750,000     745,013
 Federal Home Loan Mortgage Corp.,
   3.500%, due 12-05-17                          14.00    1,500,000   1,485,825
 Federal Home Loan Banks,
   4.250%, due 06-04-18                          14.50    2,000,000   1,952,220
 Federal Home Loan Banks,
   4.250%, due 07-16-18                          14.50      500,000     461,295
 Federal Home Loan Bks Step Up Note,
   4.999%, due 09-21-18                          14.75      750,000     750,630
 Federal Home Loan Mortgage Corp.,
   4.250%, due 11-05-18                          14.75      500,000     503,315

                                                                     5,898,298

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
 (Cost $8,072,321)                     44.3                           8,016,507

U.S. CORPORATE OBLIGATIONS:

Maturity of less than 1 year:            2.8
 General Motors Corp.,
   7.625%, due 06-15-04                            .50      500,000     513,347

TOTAL U.S. CORPORATE OBLIGATIONS
 (Cost $512,599)                         2.8                            513,347

See  notes  to  financial  statements.

PC&J  PRESERVATION  FUND
------------------------
SCHEDULE  OF  INVESTMENTS  (Continued)
DECEMBER  31,  2003

                                        PERCENT      YEARS
                                         OF NET       TO      PRINCIPAL   MARKET
SECURITY                                 ASSETS    MATURITY     AMOUNT    VALUE
-------------------------------------  ----------  ---------  ----------  ------

TAXABLE MUNICIPAL OBLIGATIONS:

Maturity of less than 1 year:            2.3%

 Rome, NY Hsg. Dev. Taxable Bonds,
   6.500%, due 01-01-04 (1)                       .00   $  15,000  $   15,000
 Philadelphia, PA Industrial Dev. Taxable
   Bonds, 6.488%, due 06-15-04                    .50     237,579     240,556
 Hamilton OH Northern School Districts
   Gas Rv, 7.270%, due 08-01-04                   .50     150,000     153,293

                                                                     408,849

Maturity of 1 - 5 years:                8.8

 Cleveland, OH Airport Taxable Bonds,
   6.490%, due 01-01-06                          2.00     365,000     392,718
 Chicago Heights, IL GO Taxable
   Bonds, 7.350%, due 12-01-07                   4.00     170,000     192,093
 Minneapolis, MN Cmty. Dev. Taxable
   Bonds, 10.400%, due 12-01-07                  4.00     360,000     370,908
 Oklahoma City, OK Airport Taxable
   Bonds, 6.950%, due 07-01-08                   4.50     475,000     486,205
 Dayton, OH Taxable Hsng Improvement
   Bonds, 6.250%, due 11-01-08                   4.75     140,000     142,450

                                                                   1,584,374

Maturity of 5 - 10 years:             13.6

 Dayton, OH Econ. Dev. Taxable
   Bonds, 6.380%, due 12-01-09                   6.00     500,000     555,175
 Baltimore, MD Taxable
   Bonds, 8.400%, due 07-01-11                   7.50     475,000     478,563
 Mississippi State GO Taxable
   Bonds, 6.750%, due 11-01-12                   8.75     300,000     311,019
 Denver, CO School Dist. Taxable Bonds,
   6.940%, due 12-15-12                          9.00     500,000     575,170
 St. Cloud, MN Taxable Bonds,
   6.700%, due 02-01-13                          9.00      70,000      70,000
 Dayton, OH Taxable Bonds,
   6.500%, due 11-01-13                          9.75     250,000     254,375
 Sacramento, CA Redev. Agency Taxable
   Bonds, 6.375%, due 11-01-13                   9.75     200,000     215,212

                                                                   2,459,514

See  notes  to  financial  statements.

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PC&J  PRESERVATION  FUND
------------------------
SCHEDULE  OF  INVESTMENTS  (Concluded)
DECEMBER  31,  2003

                                      PERCENT       YEARS
                                       OF NET        TO       PRINCIPAL   MARKET
SECURITY                               ASSETS     MATURITY      AMOUNT    VALUE
-----------------------------------  ----------  -----------  ----------  ------

Maturity of 10 - 20 years:            11.1%

 Jackson Cnty., MS GO Taxable Bonds,
   8.250%, due 03-01-14                        10.25   $   135,000  $  143,830
 Jackson Cnty., MS GO Taxable Bonds,
   8.250%, due 03-01-15                        11.25       210,000     223,736
 Ohio State Taxable Bonds,
   7.600%, due 10-01-16                        12.75       750,000     853,890
 Palmdale, CA Redev. Taxable Bonds,
   7.900%, due 09-01-17                        13.75       225,000     259,544
 Connecticut St. Dev. Auth. Rev. Taxable
   Bonds, 8.750%, due 10-15-19                 15.75       500,000     530,125

                                                                    2,011,125

Maturity of 20 - 30 years:             3.1

 Broward Cnty., FL Professional Sports
   Fac., 8.110%, due 09-01-28                  24.75       500,000     563,450

TOTAL TAXABLE MUNICIPAL
 OBLIGATIONS (Cost $6,790,607)        38.9                           7,027,312

TOTAL U.S. GOVERNMENT AND
 AGENCY, TAXABLE MUNICIPAL AND
      U.S. CORPORATE OBLIGATIONS
 (Cost $15,375,527)                  86.0                          $15,557,166

SHORT-TERM OBLIGATIONS               13.1
 First American Treasury Obligations                                   16,782
 Federated Prime Obligations                                        2,350,000

TOTAL SHORT-TERM OBLIGATIONS
 (Cost $2,366,782)                                                  2,366,782

TOTAL INVESTMENTS
 (Cost $17,742,309) (2)              99.1%                         $17,923,948

(1)  Call  date

(2) Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation. (See Note D)

See  notes  to  financial  statements.

PC&J  PRESERVATION  FUND
------------------------
STATEMENT  OF  ASSETS  AND  LIABILITIES
DECEMBER  31,  2003

ASSETS:
Investments in securities, at market value
 (Cost basis - $17,742,309) (Notes A& D)                           $17,923,948
Receivables - Interest                                                 171,389
Receivables - Fund shares sold                                             712
Total assets                                                        18,096,049

LIABILITIES:
Accrued expenses (Note B)                                              (15,184)
Total liabilities                                                      (15,184)

NET ASSETS                                                         $18,080,865

SHARES OUTSTANDING (Unlimited authorized shares - no par value):
 Beginning of year                                                   1,686,211
 Net decrease  (Note C)                                                (23,899)
 End of year                                                         1,662,312

NET ASSET VALUE, offering price and redemption price per share     $     10.88

NET ASSETS CONSIST OF:
 Paid in capital                                                   $18,142,393
 Net unrealized appreciation on investments                            181,639
 Undistributed net investment income                                     7,543
 Accumulated net realized loss on investments                         (250,710)

 Net Assets                                                        $18,080,865

See  notes  to  financial  statements.

PC&J  PRESERVATION  FUND
------------------------
STATEMENT  OF  OPERATIONS
FOR  THE  YEAR  ENDED  DECEMBER  31,  2003

INVESTMENT INCOME - Interest (Note A):                        $ 934,216

EXPENSES (Note B):
 Investment advisory fee                                         89,881
 Management fee                                                  89,881
 Other                                                              327
Total expenses                                                  180,089

NET INVESTMENT INCOME                                           754,127

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note D):
 Net realized loss on investments                               (98,697)
 Change in unrealized depreciation of investments              (195,547)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS         (294,244)

NET INCREASE IN NET ASSETS FROM OPERATIONS                    $ 459,883

See  notes  to  financial  statements.

PC&J  PRESERVATION  FUND
------------------------
STATEMENTS  OF  CHANGES  IN  NET  ASSETS

                                    For  The  Years  Ended  December  31,
                                                    2003           2002

INCREASE IN NET ASSETS FROM OPERATIONS:
 Net investment income                         $   754,127   $   866,249
 Net realized gain (loss) on investments           (98,697)        9,957
 Change in unrealized appreciation/depreciation of
      investments                                 (195,547)      208,131

Net increase in net assets from operations         459,883     1,084,337

DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                       (750,354)     (889,996)
 From net realized gain on investments                   0             0

Net decrease in assets from distributions
   to shareholders                                (750,354)     (889,996)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 CAPITAL SHARE TRANSACTIONS (Note C)              (276,052)       13,071

Total increase (decrease) in net assets           (566,523)      207,412

NET ASSETS:
 Beginning of year                              18,647,388    18,439,976

 End of year                                   $18,080,865   $18,647,388

UNDISTRIBUTED NET INVESTMENT INCOME            $     7,543   $     4,182

See  notes  to  financial  statements.

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PC&J  PRESERVATION  FUND
------------------------
NOTES  TO  FINANCIAL  STATEMENTS
FOR  THE  YEAR  ENDED  DECEMBER  31,  2003

A.  SUMMARY  OF  SIGNIFICANT  ACCOUNTING  POLICIES
PC&J Preservation Fund (the "Fund") commenced operations on April 30, 1985, as a "no-load, open-end, diversified" investment company. It is organized as an Ohio business trust and is registered under the Investment Company Act of 1940. The investment objective of the Fund is preservation of capital through investment in fixed-income obligations.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (GAAP) requires management to make estimates or assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
(1) Security Valuations - Fixed income securities are generally valued by using market quotations, or a matrix methodology (including prices furnished by a pricing service) when the Adviser believes such prices accurately reflect the fair market value of such securities. The matrix pricing methodology utilizes yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides through the due diligence process that the market quotation does not accurately reflect current value or that prices cannot be readily estimated using the matrix methodology, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees.
(2) Federal Income Taxes - The Fund has elected to be treated as a regulated investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code and to distribute all, or substantially all, of its net investment income and net realized gains on security transactions. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. The Fund has a capital loss carry forward of $250,864, of which $152,425 can be carried forward through 2008 and $98,439 through 2011.
(3) Other - Security transactions are accounted for on the date the securities are purchased or sold, (trade date). All premiums and discounts are amortized or accreted for financial and tax reporting purposes as required by AICPA financial accounting standards. Realized gains and losses on sales are determined using the specific lot method. Dividends to shareholders from net investment income and net realized capital gains are declared and paid annually. Interest income is accrued daily. Paydown gains and losses on mortgage and asset-backed securities are presented as interest income.
B.  INVESTMENT  ADVISORY  AGREEMENT  AND  MANAGEMENT  AGREEMENT
     The  Fund  has  an  investment  advisory  agreement  with  Parker Carlson &
Johnson, Inc. (the "Adviser"), wherein the Fund pays the Adviser a monthly advisory fee, accrued daily, based on an annual rate of one-half of one percent of the daily net assets of the Fund. Investment advisory fees were $89,881 for the year ended December 31, 2003.
The Fund has a management agreement with PC&J Service Corp., (the "Service Corp."), which is wholly owned by the shareholders of the Adviser. The Fund pays Service Corp. for the overall management of the Fund's business affairs, exclusive of the services provided by the Adviser, and functions as the Fund's transfer and dividend disbursing agent. Service Corp. pays all expenses of the Fund (with certain exclusions) and is entitled to a monthly fee, accrued daily, based on an annual rate of one-half of one percent of the daily net assets of the Fund. Management fees were $89,881 for the year ended December 31, 2003. Certain officers and trustees of the Fund are officers and directors, or both, of the Adviser and of Service Corp.

PC&J  PRESERVATION  FUND
------------------------
NOTES  TO  FINANCIAL  STATEMENTS  (Concluded)
FOR  THE  YEAR  ENDED  DECEMBER  31,  2003

C.  CAPITAL  SHARE  TRANSACTIONS

                                   For the Year Ended        For the Year Ended
                                    December 31, 2003         December 31, 2002
                                   Shares      Dollars      Shares      Dollars
                                  ---------  ------------  ---------  ------------
  Subscriptions                    354,324   $ 3,961,862    142,241   $ 1,598,350
  Reinvestment of distributions     68,966       750,354     80,542       889,996
                                   423,290     4,712,216    222,783     2,488,346
                                  ---------  ------------  ---------  ------------
  Redemptions                     (447,189)   (4,988,268)  (218,922)   (2,475,275)

  Net increase (decrease)          (23,899)  $  (276,052)     3,861   $    13,071

D.  INVESTMENT  TRANSACTIONS
Securities purchased and sold (excluding short-term obligations and long-term U.S. Government securities) for the year ended December 31, 2003, aggregated $686,670 and $4,278,274, respectively. Purchases and sales of long-term U.S. Government Securities for the year ended December 31, 2003, aggregated $4,495,469 and $2,690,000, respectively.
At December 31, 2003, gross unrealized appreciation on investments was $321,941 and gross unrealized depreciation on investments was $140,302 for a net unrealized appreciation of $181,639 for financial reporting and federal income tax purposes.

E.  FEDERAL  TAX  DISCLOSURE
                       Tax Character of Distributions Paid

For the Year Ended December 31, 2003     For the Year Ended December 31, 2002
------------------------------------     ------------------------------------
Ordinary Income   Capital Gains   Total Distribution   Ordinary Income   Capital Gains   Total Distribution
----------------  --------------  -------------------  ----------------  --------------  -------------------
$       750,354    $           0  $           750,354  $        889,996  $            0  $           889,996

                          Tax Basis of Distributable Earnings
                                As of December 31, 2003

Undistributed Ordinary Income   Undistributed Capital Gains   Unrealized Appreciation
------------------------------  ----------------------------  ------------------------
$                       7,543    $                         0  $                181,639

The difference between book basis and tax basis undistributed ordinary income is attributable to the classification of gains (losses) on paydowns.

PC&J  PRESERVATION  FUND
------------------------
FINANCIAL  HIGHLIGHTS

Selected Data for Each Share of Capital         For The Years Ended December 31,
Stock Outstanding Throughout the Year     2003      2002      2001      2000      1999
                                        --------  --------  --------  --------  --------
NET ASSET VALUE-BEGINNING OF YEAR       $ 11.06   $ 10.96   $ 10.88   $ 10.54   $ 11.37

Income from investment operations:
   Net investment income                   0.47      0.54      0.62      0.63      0.61
   Net realized and unrealized
     gain (loss) on securities            (0.18)     0.11      0.06      0.35     (0.76)
TOTAL FROM INVESTMENT OPERATIONS           0.29      0.65      0.68      0.98     (0.15)

Less distributions:
   From net investment income             (0.47)    (0.55)    (0.60)    (0.63)    (0.61)
   From net realized gain
          on investments                  (0.00)    (0.00)    (0.00)    (0.00)    (0.07)
   From return of capital                                               (0.01)
TOTAL DISTRIBUTIONS                       (0.47)    (0.55)    (0.60)    (0.64)    (0.68)

NET ASSET VALUE-END OF YEAR             $ 10.88   $ 11.06   $ 10.96   $ 10.88   $ 10.54

TOTAL RETURN                               2.63%     5.98%     6.25%     9.35%   (1.32%)

RATIOS TO AVERAGE NET ASSETS
   Expenses                                1.00%     1.00%     1.00%     1.00%     1.00%
   Net investment income                   4.19%     4.64%     5.31%     5.40%     5.37%

Portfolio turnover rate                   30.80%    53.92%    46.56%    35.10%    36.25%

Net assets at end of period (000's)     $18,081   $18,647   $18,440   $18,839   $19,684

See  notes  to  financial  statements.

INDEPENDENT  AUDITORS'  REPORT
To  the  Shareholders  and  Board  of  Trustees
PC&J  Preservation  Fund

We have audited the accompanying statement of assets and liabilities of PC&J Preservation Fund (the "Fund"), including the schedule of investments, as of December 31, 2003, and the related statements of operations for the year then ended and of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PC&J Preservation Fund as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE  &  TOUCHE  LLP

Columbus,  Ohio
February  10,  2004

PC&J  PRESERVATION  FUND
------------------------
FUND  TRUSTEES  DISCLOSURE

The responsibility for management of the Fund is vested in its Board of Trustees, which, among other things, is empowered by the Fund's Declaration of Trust to elect officers of the Fund and contract with and provide for the compensation of agents, consultants and other professionals to assist and advise in such management.

The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.

                                                                        NUMBER OF PORTFOLIOS
                                   POSITION(S) IN         LENGTH OF        IN FUND COMPLEX**
NAME, AGE AND ADDRESS              FUND COMPLEX**       TIME SERVED     OVERSEEN  BY TRUSTEE
------------------------------  --------------------  ----------------  --------------------
Donald N. Lorenz
26 Misty Morning Drive
Hilton Head Island, S.C. 29926
Year of Birth: 1935             Trustee               Trustee since 1987                     2
------------------------------  --------------------  ------------------  --------------------

PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS              OTHER DIRECTORSHIPS HELD BY TRUSTEE
-----------------------------------------------------  -----------------------------------
Retired since December 1998; from December 1980 to
December 1998, Vice President-Finance and Treasurer,
 Price Brothers Company (concrete pipe products)       None
-----------------------------------------------------  -----------------------------------

                                                            NUMBER OF PORTFOLIOS
                            POSITION(S) IN      LENGTH OF    IN FUND COMPLEX**
NAME, AGE AND ADDRESS       FUND COMPLEX**     TIME SERVED  OVERSEEN  BY TRUSTEE
-----------------------  --------------------  -----------  --------------------
Robert S. Neff
4466 Blairgowrie Circle
Kettering, Ohio  45429                       Trustee since
Year of Birth: 1931      Trustee                      2003                     2
-----------------------  --------------------  -----------  --------------------

PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS                 OTHER DIRECTORSHIPS HELD BY TRUSTEE
--------------------------------------------------------  -----------------------------------
Since June 2001, Consultant to Neff Packaging Solutions
Inc.; from June 1980 to June 2001, Chairman and CEO of
Neff Packaging Solutions Inc. (paper container
manufacturer)                                             None
--------------------------------------------------------  -----------------------------------

                                                          NUMBER OF PORTFOLIOS
                          POSITION(S) IN      LENGTH OF    IN FUND COMPLEX**
NAME, AGE AND ADDRESS     FUND COMPLEX**     TIME SERVED  OVERSEEN  BY TRUSTEE
---------------------  --------------------  -----------  --------------------
Laura B. Pannier
629 Woodbourne Trail
Dayton, Ohio 45459                         Trustee since
Year of Birth: 1954    Trustee                      2003                     2
---------------------  --------------------  -----------  --------------------

PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS           OTHER DIRECTORSHIPS HELD BY TRUSTEE
--------------------------------------------------  -----------------------------------
Not presently employed; from May 1988 to May 1997,
 partner with Deloitte & Touche LLP                 None
--------------------------------------------------  -----------------------------------

PC&J  PERFORMANCE  FUND
-----------------------

FUND  TRUSTEES  DISCLOSURE  (Concluded)

The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

                                                            NUMBER OF PORTFOLIOS
                         POSITION(S) HELD      LENGTH OF     IN FUND COMPLEX**
NAME, AGE AND ADDRESS       WITH TRUST        TIME SERVED   OVERSEEN  BY TRUSTEE
                       --------------------  -------------  --------------------
Leslie O. Parker III*
300 Old Post Office
120 West Third Street  President             President and
Dayton, Ohio  45402    and                   Trustee since
Year of Birth: 1940    Trustee                        1985                     2
---------------------  --------------------  -------------  --------------------

PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS  OTHER DIRECTORSHIPS HELD BY TRUSTEE
-----------------------------------------  -----------------------------------
Chairman of Adviser since September 1982.  None
-----------------------------------------  -----------------------------------

                                                                NUMBER OF PORTFOLIOS
                             POSITION(S) HELD      LENGTH OF     IN FUND COMPLEX**
NAME, AGE AND ADDRESS           WITH TRUST        TIME SERVED   OVERSEEN  BY TRUSTEE
-------------------------  --------------------  -------------  --------------------
Kathleen A. Carlson, CFA*
300 Old Post Office
120 West Third Street                            Treasurer and
Dayton, Ohio 45402         Treasurer and         Trustee since
Year of Birth: 1955        Trustee                        1985                     2
-------------------------  --------------------  -------------  --------------------

PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS           OTHER DIRECTORSHIPS HELD BY TRUSTEE
--------------------------------------------------  -----------------------------------
President and Treasurer of Adviser since September
1982                                                None
--------------------------------------------------  -----------------------------------

                                                             NUMBER OF PORTFOLIOS
                          POSITION(S) HELD      LENGTH OF     IN FUND COMPLEX**
NAME, AGE AND ADDRESS        WITH TRUST        TIME SERVED   OVERSEEN  BY TRUSTEE
----------------------  --------------------  -------------  --------------------
James M. Johnson, CFA*
300 Old Post Office
120 West Third Street                         Secretary and
Dayton, Ohio 45402      Secretary and         Trustee since
Year of Birth: 1952     Trustee                        1985                     2
----------------------  --------------------  -------------  --------------------

PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS   OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------  -----------------------------------
Secretary of Adviser since September 1982.  None
------------------------------------------  -----------------------------------

* Mr. Parker, Ms. Carlson and Mr. Johnson are "interested persons" of the Fund because they are officers of the Fund and officers and shareholders of the Adviser, and own in the aggregate a controlling interest in the Adviser and PC&J Service Corp., the Fund's transfer agent.
**As of December 31, 2003, the term "Fund Complex" refers to the PC&J Performance Fund and the PC&J Preservation Fund.
The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request, by calling toll free at (888) 223-0600.

ITEM  2.  CODE  OF  ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)     Accountability  for  adherence  to  the  code.

(c) Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

ITEM  3.  AUDIT  COMMITTEE  FINANCIAL  EXPERT.
(a) The registrant's board of trustees has determined that Laura B. Pannier is an audit committee financial expert. Ms. Pannier is independent for purposes of this Item 3.

ITEM  4.  PRINCIPAL  ACCOUNTANT  FEES  AND  SERVICES.
(a)     AUDIT  FEES
        -----------
     FY  2002          $  12,800
     FY  2003          $  13,250

(b)     AUDIT-RELATED  FEES
        -------------------
                    Registrant                    Parker  Carlson  &  Johnson
                    ----------                    ---------------------------
     FY  2002          $  None                         $  None
     FY  2003          $  None                         $  None
     Nature  of  the  fees:     N/A

(c)     TAX  FEES
        ---------
                    Registrant                    Parker  Carlson  &  Johnson
                    ----------                    ---------------------------
     FY  2002          $  1,500                         $  None
     FY  2003          $  1,500                         $  None
     Nature  of  the  fees:     Federal  and  Excise  Tax  Returns

(d)     ALL  OTHER  FEES
        ----------------
                    Registrant                    Parker  Carlson  &  Johnson
                    ----------                    ---------------------------
     FY  2002          $  250                         $  None
     FY  2003          $  250                         $  None
     Nature  of  the  fees:     NSAR  -  Internal  Control  Letter
                                N1A  -  Review

(e)     (1)     AUDIT  COMMITTEE'S  PRE-APPROVAL  POLICIES
                ------------------------------------------
     The Audit Committee shall pre-approve all audit services and, when appropriate, any non-audit services provided by the independent auditors to the Trust, and pre-approve, when appropriate, any non-audit services provided by the independent auditors to the Trust's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser and that provides ongoing services to the Trust if the engagement relates directly to the operations and financial reporting of the Trust.

     The  Committee  shall  have  the  following  duties  and  powers:
          to review the fees charged by the auditors for audit and non-audit services;
          to consider the controls applied by the auditors and any measures taken by management in an effort to assure that all items requiring pre-approval by the Committee are identified and referred to the Committee in a timely fashion; and
          to consider whether the non-audit services provided by the Trust's auditor to the Trust's investment adviser or any adviser affiliate that provides ongoing services to the Trust, which services were not pre-approved by the Committee, are compatible with maintaining the auditors' independence.

(2)     PERCENTAGES  OF  SERVICES  APPROVED  BY  THE  AUDIT  COMMITTEE
        --------------------------------------------------------------
                         Registrant               Parker  Carlson  &  Johnson
                         ----------               ---------------------------
Audit-Related  Fees:     None                    None
Tax  Fees:               100  %                  None
All  Other  Fees:        100  %                  None

(f) During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:
                    Registrant                    Parker  Carlson  &  Johnson
                    ----------                    ---------------------------
     FY  2002          $  1,750                    $  None
     FY  2003          $  1,750                    $  None

(h) The principal accountant does not provide services to the Registrant's Investment Adviser.

ITEM  5.  AUDIT  COMMITTEE  OF  LISTED  COMPANIES.  Not  applicable.

ITEM  6.  RESERVED.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END FUNDS. Not applicable.

ITEM  8.  PURCHASES  OF  EQUITY SECURITIES BY CLOSED-END FUNDS.  Not applicable.

ITEM  9.  SUBMISSION  OF MATTERS TO A VOTE OF SECURITY HOLDERS.   Not applicable
to  Annual  Reports  for  the  period  ended  December  31,  2003.

ITEM  10.  CONTROLS  AND  PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of December 31, 2003, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM  11.  EXHIBITS.
                                   SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

          PC&J  Preservation  Fund
          ------------------------
By
/s/_______________________________
   Kathleen  Carlson,  Treasurer

Date          February  18,  2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
/s/____________________________________
   Leslie  O.  Parker  III,  President

Date          February  18,  2004

By
/s/_______________________________
   Kathleen  Carlson,  Treasurer

Date          February  18,  2004

                                                                  EX-99.CODE ETH
                              THE PC&J MUTUAL FUNDS
                   CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND
                            SENIOR FINANCIAL OFFICERS

I.     COVERED  OFFICERS/PURPOSE  OF  THE  CODE

     This code of ethics (this "Code") for The PC&J Mutual Funds (the "Company") applies to the Company's Principal Executive Officer, Principal Financial Officer, Compliance Officer and Director of Operations (the "Covered Officers" each of whom is set forth in Exhibit A) for the purpose of promoting:

- honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
- full, fair, accurate, timely and understandable disclosure in reports and documents that the Company files with, or submits to, the Securities and Exchange Commission ("SEC") and in other public communications made by the Company;
-     compliance  with  applicable  laws and governmental rules and regulations;
- the prompt internal reporting of violations of this Code to an appropriate person or persons identified in this Code; and
-     accountability  for  adherence  to  this  Code.

     Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest.

II. COVERED OFFICERS SHOULD HANDLE ETHICALLY ACTUAL AND APPARENT CONFLICTS OF INTEREST

     OVERVIEW. A "conflict of interest" occurs when a Covered Officer's private interests interfere with the interests of, or the Covered Officer's service to, the Company. For example, a conflict of interest would arise if a Covered Officer, or a member of the Covered Officer's family, receives improper personal benefits as a result of the Covered Officer's position with the Company.

Certain  conflicts  of  interest  arise out of the relationships between Covered
Officers and the Company and already are subject to conflict of interest provisions in the Investment Company Act of 1940 ("Investment Company Act") and the Investment Advisers Act of 1940 ("Investment Advisers Act"). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Company because of their status as "affiliated persons" of the Company. This Code does not, and is not intended to, repeat or replace any compliance programs and procedures of the Company or the investment adviser designed to prevent, or identify and correct, violations of the Investment Company Act and the Investment Advisers Act.

Although typically not presenting an opportunity for improper personal benefit, conflicts arise from, or as a result of, the contractual relationship between the Company and the investment adviser or the administrator of which a Covered Officer is also an officer or employee. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties, whether formally for the Company and/or for the adviser or the administrator, be involved in establishing policies and implementing decisions that will have different effects on the adviser or the administrator and the Company. The participation of the Covered Officers in such activities is inherent in the contractual relationship between the Company and the adviser or the administrator and is consistent with the performance by the Covered Officers of their duties as officers of the Company. Thus, if performed in conformity with the provisions of the Investment Company Act and the Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the Company's Board of Trustees ("Board") that the Covered Officers may also be officers or employees of one or more investment companies covered by other codes.

Other conflicts of interest are covered by this Code, even if such conflicts of interest are not subject to provisions in the Investment Company Act and the Investment Advisers Act. The following list provides examples of conflicts of interest under this Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Company.

     Each  Covered  Officer  must:
- not use personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Company whereby the Covered Officer would benefit personally to the detriment of the Company;
- not cause the Company to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Company;
- not use material non-public knowledge of portfolio transactions made or contemplated for the Company to trade personally or cause others to trade personally in contemplation of the market effect of such transactions;
- report at least annually any affiliations or other relationships related to conflicts of interest that the Company's Trustees and Officers Questionnaire covers.

     There are some conflict of interest situations that should always be discussed with the compliance officer of the Company appointed by the Board (the "Compliance Officer"), if material. Examples of these include:

-     service  as  a  director  on  the  board  of  any  public  company;
-     the  receipt  of  any  non-nominal  gifts;
- the receipt of any entertainment from any company with which the Company has current or prospective business dealings unless such entertainment is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any questions of impropriety;
- any ownership interest in, or any consulting or employment relationship with, any of the Company's service providers, other than its investment adviser, principal underwriter, administrator or any affiliated person thereof; and
- a direct or indirect financial interest in commissions, transaction charges or spreads paid by the Company for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership.

III.     DISCLOSURE  AND  COMPLIANCE

- Each Covered Officer should familiarize himself with the disclosure requirements generally applicable to the Company.
- Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Company to others, whether within or outside the Company, including to the Company's directors and auditors, and to governmental regulators and self-regulatory organizations.
- Each Covered Officer should, to the extent appropriate within the Covered Officer's area of responsibility, consult with other officers and employees of the Company and of the adviser or the administrator with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents the Company files with, or submits to, the SEC and in other public communications made by the Company.
- It is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.

IV.     REPORTING  AND  ACCOUNTABILITY

     Each  Covered  Officer  must:
- upon adoption of this Code (or thereafter as applicable, upon becoming a Covered Officer), affirm in writing to the Board , in substantially the form set forth on Exhibit B, that the Covered Officer has received, read, and understands
         ----------
this  Code;
- annually thereafter affirm to the Board, in substantially the form set forth on Exhibit C, that the Covered Officer has complied with the requirements
          ----------
of  this  Code;
- not retaliate against any other Covered Officer or any employee of the Company or their affiliated persons for reports of potential violations that are made in good faith; and
- notify the Compliance Officer for the Company promptly if the Covered Officer knows of any violation of this Code. Failure to do so is itself a violation of this Code.
The Compliance Officer for the Company is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. However, any approvals or waivers sought by a Covered Officer will be considered by the Audit Committee (the "Committee"), which will make recommendations to the Board.

     The Company will follow these procedures in investigating and enforcing this Code:

- the Compliance Officer for the Company will take all appropriate action to investigate any potential violations reported to the Compliance Officer;
- the Compliance Officer will review with the outside legal counsel to the Company the findings and conclusions of such investigation;
- if, after such investigation and review, the Compliance Officer believes that no violation has occurred, the Compliance Officer is not required to take any further action;
- any matter that the Compliance Officer believes is a violation will be reported to the Committee;
- if the Committee concurs that a violation has occurred, it will inform and make a recommendation to the Board, which will consider appropriate action, which may include review of, and appropriate modifications to, applicable policies and procedures (including changes to this Code); notification of the violation to appropriate personnel of the investment adviser or the administrator or its board; or a recommendation to take disciplinary action against the Covered Officer, which may include, without limitation, dismissal;
-     the  Board  will  be responsible for granting waivers, as appropriate; and
- any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V.     OTHER  POLICIES  AND  PROCEDURES

     This Code shall be the sole code of ethics adopted by the Company for purposes of Section 406 of the Sarbanes-Oxley Act and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Company, the Company's adviser, principal underwriter, the administrator or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code. The Company's and its investment adviser's and principal underwriter's codes of ethics under Rule 17j-1 under the Investment Company Act are separate requirements applying to the Covered Officers and others, and are not part of this Code.

VI.     AMENDMENTS

     Any amendments to this Code, other than amendments to Exhibit A, must be approved or ratified by a majority vote of the Board, including a majority of independent trustees.

VII.     CONFIDENTIALITY

      To the extent possible, all records, reports and other information prepared, maintained or acquired pursuant to this Code will be treated as confidential, it being understood that it may be necessary or advisable, that certain matters be disclosed to third parties (e.g., to the board of directors or officers of the adviser or the administrator).

VIII.     INTERNAL  USE

     This Code is intended solely for the internal use by the Company and does not constitute an admission, by or on behalf of the Company, as to any fact, circumstance, or legal conclusion.

EXHIBIT  A
----------

                     PERSONS COVERED BY THIS CODE OF ETHICS
President
Treasurer
Compliance  Officer
Director  of  Operations

EXHIBIT  B
----------
                                PC&J MUTUAL FUNDS
                  COVERED OFFICERS AFFIRMATION OF UNDERSTANDING

In accordance with Section IV of the Code of Ethics for Principal Executive and Senior Financial Officers (the "Code"), the undersigned Covered Officers of the Company (as defined in the Code) hereby affirm to the Board that the Covered Officers have received, read, and understand the Code.

Date:  February  3,  2004
/s/_________________________________________
                 President

Date:  February  3,  2004
/s/_________________________________________
      Treasurer  and  Compliance  Officer

Date:  February  3,  2004
/s/_________________________________________
          Director  of  Operations

EXHIBIT  C
----------

                                PC&J MUTUAL FUNDS
                       COVERED OFFICERS ANNUAL AFFIRMATION

              For the period December 31,____  to December 31, ____

In accordance with Section IV of the Code of Ethics for Principal Executive and Senior Financial Officers (the "Code"), the undersigned Covered Officers of the Company (as defined in the Code) hereby affirm to the Board that the Covered Officers, at all times during the period for which this affirmation is given, have complied with each of the requirements of the Code.

Date:  ___________________          _________________________________________
                                    President

Date:  ___________________          _________________________________________
                                    Treasurer  and  Compliance  Officer

Date:  ___________________          _________________________________________
                                    Director  of  Operations

Exhibit  99.CERT
                                 CERTIFICATIONS

I,  Leslie  O.  Parker  III,  certify  that:

1.     I  have  reviewed  this  report  on Form N-CSR of PC&J Preservation Fund;
2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;
b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;
c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and
d) disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     a) all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and
b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:     February  18,  2004
          -------------------
/s/____________________________
   Leslie  O.  Parker  III
   President

I,  Kathleen  Carlson,  certify  that:

1.     I  have  reviewed  this  report on Form N-CSR of  PC&J Preservation Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;
b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;
c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and
d) disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     a) all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and
b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:     February  18,  2004
          -------------------

/s/____________________________
   Kathleen  Carlson
   Treasurer

                                                                   EX-99.906CERT

                                  CERTIFICATION
     Leslie O. Parker III, Chief Executive Officer, and Kathleen Carlson, Chief Financial Officer of PC&J Preservation Fund (the "Registrant"), each certify to the best of his or her knowledge that:
1. The Registrant's periodic report on Form N-CSR for the period ended December 31, 2003 (the "Form N-CSR") fully complies with the requirements of
Sections  15(d)  of  the  Securities  Exchange  Act  of  1934,  as  amended; and
2. The information contained in the Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Registrant.
Chief  Executive  Officer                         Chief  Financial  Officer
PC&J  Preservation  Fund  Trust                    PC&J  Preservation Fund Trust


/s/_____________________________              /s/_______________________________
     Leslie  O.  Parker  III                         Kathleen  Carlson
Date: February  18,  2004                    Date:  February  18,  2004
          -------------------                              -------------------

A signed original of this written statement required by Section 906 of the Sarbanes-Oxley Act of 2002 has been provided to PC&J Preservation Fund Trust and will be retained by PC&J Preservation Fund Trust and furnished to the Securities and Exchange Commission (the "Commission") or its staff upon request.

This  certification  is  being furnished to the Commission solely pursuant to 18
U.S.C.   1350  and  is  not being filed as part of the Form N-CSR filed with the
Commission.